UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments:

Putnam VT High Yield Fund

The fund's portfolio
9/30/14 (Unaudited)

CORPORATE BONDS AND NOTES (84.4%)(a)
			Principal amount	Value

Advertising and marketing services (0.5%)

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2025(FWC)			$355,000	$356,775

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			555,000	556,388

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			485,000	499,550

Lamar Media Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			255,000	255,638

				1,668,351
Automotive (1.2%)

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			555,000	604,950

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8s, 2019			265,000	280,900

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			1,090,000	1,125,425

Motors Liquidation Co. escrow notes 8 1/4s, 2023			820,000	12,300

Motors Liquidation Co. escrow sr. unsec. unsub. notes 8 3/8s, 2033			765,000	11,475

Navistar International Corp. sr. notes 8 1/4s, 2021			1,031,000	1,046,465

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Netherlands)			260,000	282,750

Schaeffler Finance BV 144A company guaranty sr. notes 4 1/4s, 2021 (Netherlands)			380,000	365,750

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			180,000	183,150

				3,913,165
Basic materials (8.2%)

Alcoa, Inc. sr. unsec. unsub. notes 5 1/8s, 2024			175,000	175,227

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			960,000	1,171,200

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s, 2039 (France)			270,000	278,100

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			850,000	892,500

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			1,145,000	1,219,362

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)			425,000	479,188

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			775,000	772,830

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			595,000	614,338

Cemex SAB de CV 144A company guaranty sr. notes 5.7s, 2025 (Mexico)			395,000	381,175

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			600,000	573,000

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			335,000	350,494

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			610,000	619,150

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			220,000	218,350

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)			290,000	296,525

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			700,000	709,625

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			200,000	202,000

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			740,000	764,975

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			790,000	819,625

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			430,000	495,575

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			40,000	40,200

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			205,000	195,263

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			950,000	967,813

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			295,000	314,175

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			640,000	681,600

Huntsman International, LLC company guaranty sr. unsec. notes 5 1/8s, 2021		EUR	135,000	179,934

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			$775,000	837,000

Ineos Finance PLC 144A company guaranty sr. notes 8 3/8s, 2019 (United Kingdom)			255,000	272,850

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)			720,000	720,000

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 5 7/8s, 2019 (Luxembourg)			415,000	408,775

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			960,000	1,072,800

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018			185,000	186,850

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			360,000	383,400

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			565,000	507,088

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			420,000	447,300

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			380,000	383,800

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			425,000	454,219

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			630,000	656,775

PQ Corp. 144A sr. notes 8 3/4s, 2018			785,000	833,081

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			155,000	162,750

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			790,000	833,450

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			575,000	613,094

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			265,000	259,038

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)			265,000	270,300

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			355,000	404,700

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			185,000	194,250

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			115,000	121,469

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			155,000	163,719

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			75,000	75,563

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			180,000	180,900

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			105,000	106,575

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			520,000	572,650

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			305,000	321,775

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			710,000	754,375

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			125,000	127,813

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			870,000	841,725

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			390,000	399,750

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			460,000	467,475

				27,447,533
Broadcasting (2.6%)

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			635,000	660,400

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			765,000	782,213

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			570,000	584,250

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			835,000	853,788

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021			305,000	303,475

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			1,725,000	1,737,938

LIN Television Corp. company guaranty sr. unsec. notes 6 3/8s, 2021			255,000	256,913

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			530,000	543,250

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			595,000	608,388

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			90,000	88,650

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			75,000	76,313

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			180,000	173,250

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			575,000	582,188

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			495,000	499,950

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			385,000	414,838

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			245,000	259,088

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			245,000	262,456

				8,687,348
Building materials (0.6%)

Building Materials Corp. of America 144A company guaranty sr. notes 7 1/2s, 2020			150,000	156,375

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			275,000	288,063

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021			680,000	727,600

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			350,000	368,375

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			560,000	602,000

				2,142,413
Cable television (3.8%)

Adelphia Communications Corp. escrow bonds zero %, 2015			80,000	700

Adelphia Communications Corp. escrow bonds zero %, 2015			130,000	1,138

Adelphia Communications Corp. escrow bonds zero %, 2015			290,000	2,538

Adelphia Communications Corp. escrow bonds zero %, 2015			755,000	6,606

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			500,000	555,625

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			75,000	82,500

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			235,000	254,681

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			935,000	974,738

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			465,000	454,538

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			910,000	873,600

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			430,000	454,725

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			235,000	246,750

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			350,000	372,750

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024			520,000	499,200

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			550,000	621,500

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			360,000	387,000

Lynx II Corp. 144A sr. unsec. notes 6 3/8s, 2023 (United Kingdom)			285,000	294,263

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			620,000	651,000

Numericable Group SA 144A sr. bonds 6 1/4s, 2024 (France)			450,000	453,375

Numericable Group SA 144A sr. bonds 5 5/8s, 2024 (France)		EUR	110,000	143,277

Numericable Group SA 144A sr. notes 6s, 2022 (France)			$1,440,000	1,450,800

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			680,000	674,900

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			395,000	413,763

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			1,160,000	1,148,400

Virgin Media Secured Finance PLC 144A sr. notes 5 3/8s, 2021 (United Kingdom)			285,000	287,138

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			1,175,000	1,269,000

				12,574,505
Capital goods (4.8%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			1,392,000	1,451,160

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			1,485,000	1,670,625

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			450,000	436,500

Ardagh Finance Holdings SA 144A sr. unsec. notes 8 5/8s, 2019 (Luxembourg)(PIK)			430,000	432,688

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			335,000	320,763

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			325,000	312,813

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			300,000	332,250

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			180,000	180,225

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			360,000	392,400

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			875,000	967,969

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			70,000	17,500

Gates Global LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			655,000	622,250

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			1,100,000	1,521,410

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			670,000	690,100

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			300,000	280,500

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			390,000	391,950

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			581,000	615,860

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019			250,000	265,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			540,000	549,450

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			480,000	516,600

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			670,000	708,525

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 7/8s, 2018 (Netherlands)(PIK)			645,000	670,800

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			160,000	167,600

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			960,000	998,400

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			530,000	565,775

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			195,000	189,150

TransDigm, Inc. 144A sr. unsec. sub. notes 6 1/2s, 2024			360,000	358,650

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022			290,000	290,000

				15,916,913
Coal (0.3%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			550,000	323,125

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			460,000	453,100

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			60,000	63,600

				839,825
Commercial and consumer services (1.8%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			1,075,000	1,042,750

Ceridian, LLC 144A sr. notes 8 7/8s, 2019			330,000	364,238

Ceridian, LLC/Comdata, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2017			415,000	415,519

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			630,000	661,500

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			880,000	884,664

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			885,000	898,275

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			880,000	928,400

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			420,000	452,550

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			406,416	406,416

				6,054,312
Consumer (0.2%)

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			345,000	337,238

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			35,000	36,663

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			45,000	46,913

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			360,000	375,300

				796,114
Consumer staples (5.3%)

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024			490,000	493,675

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			675,000	715,500

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			225,000	248,063

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			645,000	640,163

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			275,000	270,188

Barry Callebaut Services NV 144A company guaranty sr. unsec. notes 5 1/2s, 2023 (Belgium)			220,000	232,951

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)			1,230,000	1,223,850

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			720,000	739,800

CEC Entertainment, Inc. 144A sr. unsec. notes 8s, 2022			330,000	308,550

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			1,100,000	1,248,500

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			580,000	568,400

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			45,000	49,275

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			335,000	365,150

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			705,000	682,088

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			145,000	142,100

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			1,290,000	1,144,875

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			490,000	476,525

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			480,000	486,000

HJ Heinz Co. company guaranty notes 4 1/4s, 2020			820,000	814,875

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			890,000	934,500

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			190,000	199,500

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			205,000	211,150

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			790,000	835,425

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			535,000	506,913

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			720,000	705,600

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			835,000	910,150

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			235,000	251,450

Smithfield Foods, Inc. 144A sr. unsec. notes 5 7/8s, 2021			100,000	101,250

Smithfield Foods, Inc. 144A sr. unsec. notes 5 1/4s, 2018			595,000	595,000

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			510,000	552,075

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			285,000	288,563

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			340,000	355,300

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			490,000	494,900

				17,792,304
Energy (oil field) (1.5%)

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			465,000	485,925

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2021			70,000	68,075

Exterran Partners LP/EXLP Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			780,000	758,550

Forum Energy Technologies, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			365,000	375,038

FTS International, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			520,000	510,900

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			560,000	593,600

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			175,000	170,188

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			820,000	789,250

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			740,000	688,200

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			470,000	414,188

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			175,000	175,000

				5,028,914
Entertainment (1.6%)

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			420,000	462,525

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			425,000	428,188

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			365,000	359,525

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			175,000	169,750

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			405,000	397,913

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			295,000	280,988

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			85,000	90,950

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			660,000	672,995

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			245,000	248,675

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2025			280,000	273,700

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			735,000	723,975

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			135,000	135,338

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			1,150,000	1,115,500

				5,360,022
Financials (9.4%)

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub., LLC 144A sr. unsec. notes 7 7/8s, 2020			700,000	723,625

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			790,000	985,525

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			425,000	495,125

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			360,000	485,100

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB bonds 9s, perpetual maturity (Spain)			200,000	212,000

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB bonds 5.919s, perpetual maturity (Spain)			610,000	621,438

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			810,000	851,634

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			275,000	273,281

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			225,000	222,728

CIT Group, Inc. sr. unsec. notes 5s, 2023			365,000	361,350

CIT Group, Inc. sr. unsec. notes 5s, 2022			230,000	230,575

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			515,000	531,738

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			65,000	69,713

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			635,000	664,369

Citigroup, Inc. jr. unsec. sub. FRB bonds Ser. B, 5.9s, perpetual maturity			40,000	38,900

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020			720,000	565,200

CNO Financial Group, Inc. 144A company guaranty sr. notes 6 3/8s, 2020			400,000	423,000

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			220,000	253,990

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			435,000	328,425

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			595,000	605,413

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 7 1/2s, perpetual maturity (Switzerland)			200,000	210,240

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			645,000	625,650

Dresdner Funding Trust I 144A bonds 8.151s, 2031			670,000	790,600

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			745,000	782,250

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			410,000	360,800

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			900,000	921,375

Hub Holdings LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			130,000	127,075

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			795,000	816,863

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			920,000	920,000

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			205,000	220,375

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			615,000	636,525

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			420,000	444,150

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)			230,000	221,375

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			510,000	599,888

Lloyds Bank PLC jr. unsec. sub. FRN notes Ser. EMTN, 13s, perpetual maturity (United Kingdom)		GBP	485,000	1,305,723

Lloyds Banking Group PLC jr. unsec. sub. FRB bonds 7 1/2s, perpetual maturity (United Kingdom)			$328,000	337,840

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			660,000	702,900

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			465,000	469,650

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			305,000	290,513

Navient, LLC sr. unsec. unsub. notes Ser. A, MTN, 8.45s, 2018			320,000	360,000

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			480,000	510,000

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 5/8s, 2020			110,000	114,400

NRG Yield Operating LLC 144A company guaranty sr. unsec. notes 5 3/8s, 2024			320,000	321,600

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			375,000	401,250

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			515,000	496,975

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			475,000	503,500

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			655,000	638,625

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			585,000	577,688

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			430,000	460,100

Regions Bank unsec. sub. notes 7 1/2s, 2018			160,000	186,540

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds 7.648s, perpetual maturity (United Kingdom)			1,915,000	2,240,550

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			390,000	408,852

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes Ser. MTN, 6.9s, 2017			1,235,000	1,312,188

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			155,000	173,600

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			170,000	172,550

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020			552,000	567,180

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			415,000	412,925

Tri Pointe Holdings, Inc. 144A sr. unsec. unsub. notes 5 7/8s, 2024			725,000	721,375

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			530,000	527,350

Walter Investment Management Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			525,000	517,125

				31,351,294
Gaming and lottery (1.9%)

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020			428,000	327,420

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			530,000	559,150

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	360,000	337,833

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			$250,000	253,125

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			275,000	292,188

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			635,000	661,988

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			1,393,299	1,520,438

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			695,000	641,138

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			398,000	423,870

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			880,000	950,400

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			195,000	187,688

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			180,000	150,300

				6,305,538
Health care (7.5%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			565,000	581,950

Acadia Healthcare Co., Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			450,000	438,750

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			655,000	686,113

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 6s, 2021			645,000	665,963

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			380,000	379,050

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			700,000	673,313

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			345,000	345,863

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			120,000	123,300

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			255,000	272,264

CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5 1/8s, 2021			120,000	119,700

CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. notes 6 7/8s, 2022			140,000	145,600

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s, 2019 (Luxembourg)(PIK)			655,000	666,463

ConvaTec Healthcare D SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	165,000	217,790

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$575,000	609,856

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			975,000	888,469

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			380,000	373,350

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			655,000	646,813

Endo Finance, LLC & Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			525,000	501,375

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			615,000	647,411

Grifols Worldwide Operations, Ltd. 144A sr. unsec. notes 5 1/4s, 2022 (Ireland)			200,000	198,000

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			390,000	383,175

HCA, Inc. sr. notes 6 1/2s, 2020			2,385,000	2,605,613

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			210,000	236,775

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			830,000	894,325

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			605,000	633,738

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			530,000	568,425

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			945,000	954,332

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			1,255,000	1,361,675

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			455,000	483,438

Omega Healthcare Investors, Inc. 144A sr. unsec. notes 4.95s, 2024(R)			515,000	524,013

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			850,000	886,125

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			220,000	238,150

Service Corp. International sr. unsec. unsub. notes 5 3/8s, 2022			695,000	701,950

Service Corp. International 144A sr. unsec. unsub. notes 5 3/8s, 2024			685,000	686,713

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			100,000	104,750

Teleflex, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2024			200,000	196,000

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			865,000	843,375

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			655,000	692,663

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			925,000	978,188

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			205,000	220,888

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020			130,000	135,850

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			320,000	330,400

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			115,000	118,163

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			55,000	54,794

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			1,005,000	1,022,588

				25,037,499
Homebuilding (2.2%)

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			590,000	612,125

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			135,000	138,119

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			1,235,000	1,275,138

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			690,000	667,575

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			510,000	505,538

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			626,000	654,953

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			405,000	403,988

PulteGroup, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			885,000	991,200

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			355,000	399,375

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			245,000	249,594

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			137,000	145,563

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			280,000	269,500

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			170,000	165,750

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			719,000	769,330

				7,247,748
Lodging/Tourism (1.4%)

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			1,155,000	1,202,644

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			185,000	180,838

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			675,000	718,875

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			745,000	745,000

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			345,000	389,022

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			745,000	784,113

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			775,000	740,125

				4,760,617
Media (0.5%)

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			310,000	228,625

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			1,340,000	1,343,350

				1,571,975
Oil and gas (11.1%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			320,000	337,600

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			990,000	1,054,350

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			740,000	758,500

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			515,000	500,838

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			700,000	696,500

Athlon Holdings LP/Athlon Finance Corp. company guaranty sr. unsec. notes 7 3/8s, 2021			760,000	826,500

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			350,000	375,375

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			785,000	753,600

California Resources Corp. 144A company guaranty sr. unsec. notes 6s, 2024(FWC)			460,000	472,650

California Resources Corp. 144A company guaranty sr. unsec. notes 5s, 2020(FWC)			380,000	385,700

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			370,000	384,800

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			695,000	743,650

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	220,000	301,815

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			$180,000	191,700

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			360,000	361,800

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			770,000	791,175

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			855,000	908,438

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			810,000	838,350

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			420,000	320,250

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			400,000	421,000

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			715,000	707,850

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			440,000	420,200

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			440,000	452,100

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			555,000	578,588

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			310,000	323,175

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			1,625,000	1,600,625

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			365,000	351,313

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			1,135,000	1,217,288

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			140,000	140,700

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			1,735,000	1,717,650

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			145,000	141,375

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			130,000	127,400

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			1,000,000	976,250

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			195,000	10

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			330,000	332,888

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			865,000	683,350

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			615,000	657,281

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			620,000	655,650

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			705,000	743,775

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			350,000	295,750

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			1,045,000	883,025

Plains Exploration & Production Co. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			130,000	142,350

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			340,000	357,850

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			160,000	163,600

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2022			365,000	361,350

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			520,000	510,900

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			720,000	702,000

Sabine Pass Liquefaction, LLC 144A sr. notes 6 1/4s, 2022			370,000	389,425

Sabine Pass Liquefaction, LLC 144A sr. notes 5 3/4s, 2024			360,000	366,300

Sabine Pass Liquefaction, LLC 144A sr. notes 5 5/8s, 2023			360,000	363,600

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			1,360,000	1,441,736

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			285,000	293,550

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			1,340,000	1,216,050

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			370,000	399,711

Seventy Seven Energy, Inc. 144A sr. unsec. notes 6 1/2s, 2022			345,000	338,963

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			620,000	651,000

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			295,000	306,063

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			320,000	338,400

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			120,000	126,000

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			310,000	302,638

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			630,000	634,725

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			1,340,000	1,417,050

Williams Cos., Inc. (The) notes 7 3/4s, 2031			435,000	523,636

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			208,000	250,553

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			260,000	268,060

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			965,000	1,003,600

				37,299,944
Publishing (0.3%)

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			345,000	348,450

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2019			470,000	474,700

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			170,000	164,475

				987,625
Regional Bells (0.2%)

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			440,000	490,600

Frontier Communications Corp. sr. unsec. notes 6 7/8s, 2025			70,000	69,125

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			70,000	69,300

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			180,000	186,750

				815,775
Retail (1.9%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			145,000	153,338

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			265,000	302,397

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			592,000	592,740

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			205,000	183,475

Jo-Ann Stores, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			290,000	269,700

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			760,000	722,000

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			805,000	883,488

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			315,000	328,388

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			895,000	941,988

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021			360,000	374,400

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			475,000	472,625

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			735,000	746,025

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			445,000	465,025

				6,435,589
Technology (2.9%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			450,000	466,875

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020			1,085,000	1,095,850

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			530,000	463,750

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			1,705,000	1,653,850

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			125,000	132,188

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			639,000	739,643

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			760,000	805,600

First Data Holdings, Inc. 144A sr. unsec. notes 14 1/2s, 2019(PIK)			61,710	65,567

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			282,000	313,020

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			360,000	365,400

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019(R)			295,000	314,913

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			615,000	630,375

Micron Technology, Inc. 144A sr. unsec. notes 5 7/8s, 2022			520,000	538,200

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			1,460,000	1,456,350

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			755,000	755,000

				9,796,581
Telecommunications (6.0%)

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)			1,300,000	1,322,750

Altice SA 144A company guaranty sr. notes 7 1/4s, 2022 (Luxembourg)		EUR	115,000	150,233

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			$700,000	693,875

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			340,000	329,800

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			1,100,000	1,133,110

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			420,000	427,896

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			455,000	483,438

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			600,000	654,000

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			365,000	389,638

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			885,000	922,613

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			2,386,000	2,430,738

Level 3 Escrow II, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			520,000	512,200

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			565,000	611,613

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			140,000	149,100

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			360,000	379,350

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			250,000	257,500

NII International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg) (In default)(NON)			255,000	170,213

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			510,000	584,658

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			555,000	647,308

SBA Communications Corp. 144A sr. unsec. notes 4 7/8s, 2022			775,000	744,000

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			200,000	203,500

Sprint Capital Corp. company guaranty 6 7/8s, 2028			1,760,000	1,680,800

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			180,000	188,100

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			840,000	970,200

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			1,270,000	1,346,200

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			1,330,000	1,384,863

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			820,000	754,400

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)			385,000	386,925

				19,909,021
Telephone (1.5%)

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			460,000	493,350

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			145,000	149,568

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			110,000	112,750

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			275,000	281,875

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			845,000	861,900

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025			330,000	329,175

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			595,000	600,950

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			845,000	847,113

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			220,000	219,725

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			535,000	593,850

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			260,000	276,900

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			330,000	318,450

				5,085,606
Transportation (0.6%)

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			476,000	497,420

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			675,000	718,875

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			785,000	788,925

				2,005,220
Utilities and power (4.6%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			380,000	436,050

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			698,000	783,505

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			970,000	1,086,400

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			255,000	242,569

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			1,390,000	1,350,038

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			180,000	189,900

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			145,000	150,800

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			1,055,000	1,259,240

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			985,000	1,044,100

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019			1,145,000	1,431

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022			360,000	463,535

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			350,000	413,438

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			430,000	478,375

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			450,000	465,750

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			190,000	200,925

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			870,000	948,300

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031			215,000	196,725

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			215,000	223,600

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			195,000	202,800

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			375,000	390,938

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			1,535,000	1,650,125

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			655,000	681,200

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			455,000	460,688

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			335,000	329,975

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			365,000	353,138

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			800,000	796,000

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028			140,000	171,707

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			415,000	347,563

				15,318,815

Total corporate bonds and notes (cost $276,404,318)				$282,150,566

SENIOR LOANS (5.2%)(a)(c)
			Principal amount	Value

Basic materials (0.1%)

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)			$180,000	$177,900

				177,900
Capital goods (0.1%)

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			535,000	525,065

				525,065
Communication services (0.3%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021			595,000	601,198

Charter Communications Operating, LLC bank term loan FRN Ser. G, 4 1/4s, 2021			385,000	383,350

				984,548
Consumer cyclicals (2.3%)

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 6.948s, 2017			1,455,087	1,323,091

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 9 3/4s, 2017			279,300	264,200

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			1,017,450	962,508

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			247,500	246,159

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			605,033	552,093

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.907s, 2019			979,000	932,038

JC Penney Corp., Inc. bank term loan FRN 5s, 2019			400,000	396,333

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			652,202	640,154

ROC Finance, LLC bank term loan FRN 5s, 2019			481,353	461,498

Travelport Finance Sarl bank term loan FRN Ser. B, 6s, 2021 (Luxembourg)			1,035,000	1,031,443

Univision Communications, Inc. bank term loan FRN 4s, 2020			651,717	638,547

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019			485,871	437,284

				7,885,348
Consumer staples (0.4%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021			557,200	539,323

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021			380,000	342,000

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021			310,000	309,613

				1,190,936
Energy (0.6%)

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020			640,000	640,800

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5 3/4s, 2019 (Cayman Islands)			230,888	219,151

Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018(PIK)			685,000	688,425

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)			600,850	597,202

				2,145,578
Financials (0.2%)

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)			138,258	142,233

Nuveen Investments, Inc. bank term loan FRN 6 1/2s, 2019			480,000	480,000

				622,233
Health care (0.4%)

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			465,903	466,194

CHS/Community Health Systems, Inc. bank term loan FRN Ser. D, 4 1/4s, 2021			406,277	404,804

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			34,200	33,773

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4s, 2019			523,215	512,915

				1,417,686
Technology (0.1%)

Avaya, Inc. bank term loan FRN Ser. B3, 4.654s, 2017			207,512	197,353

				197,353
Transportation (0.2%)

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018(PIK)			750,000	746,250

				746,250
Utilities and power (0.5%)

Energy Future Intermediate Holding Co., LLC bank term loan FRN 4 1/4s, 2016			295,000	293,033

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.65s, 2017			1,769,778	1,309,636

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.65s, 2017			18,164	13,441

				1,616,110

Total senior loans (cost $18,056,609)				$17,509,007

COMMON STOCKS (2.7%)(a)
			Shares	Value

Ally Financial, Inc.(F)(NON)			30,690	$710,167

American Axle & Manufacturing Holdings, Inc.(NON)			28,854	483,882

CIT Group, Inc.			9,745	447,880

Dana Holding Corp.			18,095	346,881

DISH Network Corp. Class A(NON)			9,125	589,293

Eclipse Resources Corp.(NON)			20,151	334,910

EP Energy Corp. Class A(NON)			31,460	549,921

General Motors Co.			20,292	648,126

Harry & David Holdings, Inc.(NON)			489	69,438

Hilton Worldwide Holdings, Inc.(NON)			23,863	587,746

Huntsman Corp.			26,890	698,871

Jarden Corp.(NON)			7,040	423,174

Live Nation Entertainment, Inc.(NON)			14,315	343,846

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			24,322	973

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			24,322	973

MeadWestvaco Corp.			18,470	756,162

MetLife, Inc.			5,899	316,894

Penn National Gaming, Inc.(NON)			47,495	532,419

Rite Aid Corp.(NON)			91,090	440,876

Seventy Seven Energy, Inc.(NON)			16,265	386,131

Tribune Co. Class 1C(F)			93,841	23,460

Vantage Drilling Co.(NON)			211,443	268,533

Total common stocks (cost $9,431,989)				$8,960,556

CONVERTIBLE PREFERRED STOCKS (1.1%)(a)
			Shares	Value

Alcoa, Inc. $2.688 Ser. I, cv. pfd.(NON)			13,743	$685,776

American Tower Corp. Ser. A, $5.25 cv. pfd.(R)			3,995	433,458

Crown Castle International Corp. Ser. A, Class A, $4.50 cv. pfd.(R)			3,850	404,731

EPR Properties Ser. C, $1.44 cv. pfd.(R)			34,707	764,637

MetLife, Inc. $1.25 cv. pfd.			10,405	320,370

Tyson Foods, Inc. $2.375 cv. pfd.(NON)			7,630	383,789

United Technologies Corp. $3.75 cv. pfd.			12,170	716,691

Total convertible preferred stocks (cost $3,491,749)				$3,709,452

CONVERTIBLE BONDS AND NOTES (0.6%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$598,000	$754,228

Jazz Technologies, Inc. 144A cv. company guaranty sr. unsec. notes 8s, 2018			413,000	485,017

Sirius XM Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			367,000	697,759

Total convertible bonds and notes (cost $1,399,949)				$1,937,004

PREFERRED STOCKS (0.5%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			1,082	$1,083,014

Citigroup, Inc. Ser. K, $1.719 pfd.			7,200	189,648

M/I Homes, Inc. Ser. A, $2.438 pfd.			14,167	363,384

Total preferred stocks (cost $1,015,740)				$1,636,046

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

General Motors Co.	7/10/19	$18.33	5,869	$84,807

General Motors Co.	7/10/16	10.00	5,869	131,348

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	1.70	192,571	—

Total warrants (cost $241,894)				$216,155

SHORT-TERM INVESTMENTS (3.6%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)			12,020,798	$12,020,798

Total short-term investments (cost $12,020,798)				$12,020,798

TOTAL INVESTMENTS

Total investments (cost $322,063,046)(b)				$328,139,584

FORWARD CURRENCY CONTRACTS at 9/30/14 (aggregate face value $3,701,803) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Sell	12/17/14	$37,659	$39,135	$1,476
Barclays Bank PLC
	British Pound	Sell	12/17/14	1,174,229	1,195,920	21,691
Credit Suisse International
	Euro	Sell	12/17/14	1,332,609	1,384,950	52,341
JPMorgan Chase Bank N.A.
	Canadian Dollar	Buy	10/15/14	377,569	385,280	(7,711)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	10/15/14	664,094	696,518	32,424

Total						$100,221

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through September 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $334,331,732.
(b)	The aggregate identified cost on a tax basis is $322,731,387, resulting in gross unrealized appreciation and depreciation of $12,068,846 and $6,660,649, respectively, or net unrealized appreciation of $5,408,197.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$14,163,494	$89,014,261	$91,156,957	$7,082	$12,020,798
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $6,417 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $7,711 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,455,033	$—	$—
Capital goods	483,882	—	—
Communication services	589,293	—	—
Consumer cyclicals	2,882,192	—	23,460
Consumer staples	440,876	69,438	—
Energy	1,539,495	—	1,946
Financials	764,774	710,167	—
Total common stocks	8,155,545	779,605	25,406
Convertible bonds and notes	$—	$1,937,004	$—
Convertible preferred stocks	685,776	3,023,676	—
Corporate bonds and notes	—	282,150,556	10
Preferred stocks	189,648	1,446,398	—
Senior loans	—	17,509,007	—
Warrants	216,155	—	—
Short-term investments	12,020,798	—	—

Totals by level	$21,267,922	$306,846,246	$25,416

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$100,221	$—

Totals by level	$—	$100,221	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$107,932	$7,711
Equity contracts	216,155	—

Total	$324,087	$7,711

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$4,700,000
Warrants (number of warrants)		200,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Credit Suisse International	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	Total

	Assets:
	Forward currency contracts#	$1,476	$21,691	$52,341	$–	$32,424	$107,932

	Total Assets	$1,476	$21,691	$52,341	$–	$32,424	$107,932

	Liabilities:
	Forward currency contracts#	$–	$–	$–	$7,711	$–	$7,711

	Total Liabilities	$–	$–	$–	$7,711	$–	$7,711

	Total Financial and Derivative Net Assets	$1,476	$21,691	$52,341	$(7,711)	$32,424	$100,221
	Total collateral received (pledged)##†	$–	$–	$–	$–	$–
	Net amount	$1,476	$21,691	$52,341	$(7,711)	$32,424

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2014